W. John McGuire

Partner

+1.202.373.6799

wjmcguire@morganlewis.com

VIA EDGAR

October 27, 2017

US Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	SSGA Master Trust: Amendment No. 11 to the Registration Statement on Form N-1A (File No. 811-22705)

Ladies and Gentlemen:

On behalf of our client, SSGA Master Trust (the “Trust”), we are filing, under the Investment Company Act of 1940, as amended (the “1940 Act”), Amendment No. 11 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto (“Amendment No. 11”). The purpose of Amendment No. 11 is to: (i) incorporate updated financial information for the fiscal year ended June 30, 2017 and (ii) make other non-material changes to the Trust’s Prospectus and Statement of Additional Information for certain series of the Trust, each of which is a master fund in a master-feeder investment structure.

Please contact me at (202) 373-6799 with your questions or comments.

Sincerely,

/s/ W. John McGuire
W. John McGuire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW	+1.202.739.3000
Washington, DC 20004	+1.202.739.3001
United States